10. Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share

Earnings per share amounts are calculated by dividing net income for the year attributable to equity holders of the parent by the weighted average number of ordinary shares during the year, net number of treasury shares.

There are no transactions or items generating an effect of dilution.

The following reflects information on income and the number of shares used in the earnings per share computations:

	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Income attributable to equity holders of the parent
Continuing operations	17,243,421	4,500,081	571,566
Discontinued operations	276,177	791,274	806,989
	17,519,598	5,291,355	1,378,555

Weighted average number of ordinary shares	1,505,170,408	1,505,170,408	1,505,170,408

There have been no transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of issuance of these consolidated financial statements that may produce a dilution effect.

To calculate the earnings per share for discontinued operations (Note 21), the weighted average number of shares for both the basic and diluted earnings per share is as per the table above. The following provides the income amount used:

	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Income attributable to equity holders of the parent from discontinued operations	276,177	791,274	806,989